Stockholders’ Equity	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
Stockholders’ equity
22.	Stockholders’ equity

Stockholders’ equity as of December 31, 2024, 2023 and 2022 by number of shares, is as follows:

	Betterware de México, S.A.P.I. de C.V.
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022

Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	37,306,546	37,306,546
	37,316,546	37,316,546	37,316,546

Capital movements for the years 2024, 2023 and 2022:

The capital stock is represented by fully subscribed and paid common shares with no par value. The fixed minimum capital, without withdrawal rights, is Ps.50 and is represented by 10,000 shares. The variable capital stock is unlimited.

In 2022, during the months of February to March, the Group repurchased 72,626 shares equivalent to Ps.25,321 according to the program approved on September 10, 2021, by the Board of Directors, where up to US$50,000 may be repurchased, until December 31, 2022.

As of December 31, 2024, and 2023 the Group had 72,626 treasury shares, and as of December 31, 2022 it had 356,029 treasury shares, on which no dividend is paid.

Dividends

2024

On March 6, 2024, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.250,000, which were paid in cash on March 14, 2024. Part of this amount (Ps.131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps.6.70.

On May 13, 2024, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.250,000, which were paid in cash on May 23, 2024. Part of this amount (Ps.131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps.6.70.

On July 19, 2024, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.250,000, which were paid in cash on August 9, 2024. Part of this amount (Ps.131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps.6.70.

On October 28, 2024, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.250,000, which were paid in cash on November 15, 2024. Part of this amount (Ps.131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps.6.70.

2023

On March 8, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.100,000, which were paid in cash on March 21, 2023. Part of this amount (Ps.52,518) was paid to Campalier based on its shareholding. The dividend per share was Ps.2.67.

On May 15, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.150,000, which were paid in cash on May 26, 2023. Part of this amount (Ps.78,777) was paid to Campalier based on its shareholding. The dividend per share was Ps.4.02.

On August 9, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.200,000, which were paid in cash on August 24, 2023. Part of this amount (Ps.105,036) was paid to Campalier based on its shareholding. The dividend per share was Ps.5.36.

On November 9, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.200,000, which were paid in cash on November 24, 2023. Part of this amount (Ps.105,036) was paid to Campalier based on its shareholding. The dividend per share was Ps.5.36.

2022

On February 11, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on March 3, 2022. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

On April 29, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on June 23, 2022. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

On August 19, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.200,000, which were paid in cash on September 8, 2022. Part of this amount (Ps.105,035) was paid to Campalier based on its shareholding. The dividend per share was Ps.5.36.

On October 28, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.50,000, which were paid in cash on December 28, 2022. Part of this amount (Ps.26,259) was paid to Campalier based on its shareholding. The dividend per share was Ps.1.34.

Legal reserve

Retained earnings include the statutory legal reserve. The Mexican General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value (historical pesos). The legal reserve may be capitalized but may not be distributed unless the Group is dissolved. The legal reserve must be replenished if it is reduced for any reason. As of December 31, 2024, 2023 and 2022, the legal reserve, in pesos, was Ps.10,679 and is included in retained earnings.